Note 12 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Subsequent Events [Text Block]
10.	Subsequent Events

On July 24, 2024, Panbela and its wholly-owned subsidiary, CPP, entered into the Loan Agreement with USWM by executing and delivering to USWM the USWM Term Note. Pursuant to the Loan Agreement, the Panbela and CPP obtained a term loan from USWM in the original principal amount of $1,500,000 (the “USWM Loan”). The USWM Loan is scheduled to mature on the first to occur of: (i) the closing of a Qualifying Financing (as defined in the USWM Term Note); (ii) the closing of a Qualifying Transaction (as defined in the USWM Term Note) (the “Transaction Maturity Date”); and (iii) December 31, 2024 (as applicable, the “Financing Maturity Date”).

As used in the USWM Term Note, (a) “Qualifying Financing” means any capital increase, issue of equity-linked instruments, capital stock, shares or other equivalent instruments, subordinated debt or other securities by Borrower whether through a private placement, uplisting or otherwise raising net proceeds in an aggregate amount equal to or greater than One Million Eight Hundred Seventy-Five Thousand and 00/100ths US Dollars ($1,875,000.00); and (b) “Qualifying Transaction” means the closing of any sale, assignment, license, royalty or other agreement or transaction with a third-party other than Lender having the effect of assigning, transferring or granting, or committing to assign, transfer or grant, any right, title, license or interest in, to or under Borrower’s asset known as “Ivospemin (SBP-101)” or any patent, patent application, trademark, copyright, know-how, trade secret or other intellectual property related to such asset.

The USWM Term Note had an original principal amount of $1,500,000 and bears interest and premium as follows: (i) interest and premium in the amount of $375,000 due and payable on the Financing Maturity Date; plus (ii) interest and premium in an amount equal to ten percent (10%) of all proceeds generated by the Company pursuant to a Qualifying Transaction (the “Qualifying Transaction Payment”), due and payable on the Transaction Maturity Date, provided, however, that the Qualifying Transaction Payment shall not exceed $1,000,000. The Company may prepay all or part of the USWM Term Note at any time without penalty.

The USWM Loan proceeds may only be used by the Company for payment of fees and expenses owed to its CRO for the ASPIRE trial, for other working capital purposes, and to pay any fees or expenses in connection with the USWM Loan. To secure their obligations under the Loan Agreement and USWM Term Note, Panbela and CPP entered into a Security Agreement in favor of the USWM whereby each granted to USWM a first priority security interest in all of Panbela’s and CPP’s rights, title and interest in the Asset Purchase Agreement, dated July 17, 2023, by and among USWM, Panbela, and CPP.

Effective as of July 31, 2024, Panbela issued a promissory note in the principal amount of $100,000 to current member of its Board of Directors, D. Robert Schemel, in exchange for a short term loan of the same amount. In accordance with our related party transaction approval policy, the transaction was approved by the audit committee of our Board of Directors, with Mr. Schemel abstaining from deliberation and voting on the matter. The promissory note is scheduled to mature on September 30, 2024 and bears interest at 10% per annum. The promissory note is subordinate to the UWSM Loan in right of repayment.

12.	Subsequent Events

Issuance of common stock and warrants in January 2024

On January 31, 2024, the Company completed a registered public offering and issued an aggregate of 794,000 shares of its common stock, pre-funded warrants to purchase up to an aggregate of 3,581,000 shares of common stock at an exercise price of $0.001 per shares and warrants to purchase up to an aggregate of 8,750,000 shares of its common stock. The initial exercise price of the warrants is $2.06 per underlying share. The securities were issued for a combined offering price of $2.06 per share of common stock and 2.0 warrants, or $2.059 per pre-funded warrant and 2.0 warrants. Net proceeds from the offering totaled approximately $8.2 million. As of March 4, 2024, all pre-funded warrants had been exercised. The securities were offered pursuant to an effective registration statement on Form S-1.